Rule 497(e)
File Nos. 333-151805; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-151805    HV-6777 - Hartford 403(b) Cornerstone Innovations
_____________________________
Supplement dated September 20, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 20, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds Changes
Effective immediately, the Subadvisers for the Delaware Ivy Asset Strategy Fund– Class Y, Delaware Ivy Large Cap Growth Fund– Class Y, and the Delaware Ivy Natural Resources Fund– Class Y in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Also effective immediately, the Current Expenses for the below-listed funds in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Allspring Utility and Telecommunications Fund - Class A	Delaware Ivy Natural Resources Fund - Class Y
American Century Diversified Bond Fund– Class A	Goldman Sachs High Yield Fund– Class A
American Century Equity Income Fund– Class A	PIMCO Real Return Fund - Class A
American Century Growth Fund– Class A	PIMCO Total Return ESG Fund - Admin Class
American Century Mid Cap Value– Class A	PIMCO Total Return Fund - Class A
Delaware Ivy Asset Strategy Fund– Class Y	Pioneer Fundamental Growth Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
Appendix A – Underlying Funds
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Utilities	Allspring Utility and Telecommunications Fund - Class A* Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.04%	-3.42%	8.59%	9.34%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core Bond	American Century Diversified Bond Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.85%	-14.17%	-0.56%	0.54%
US Fund Large Value	American Century Equity Income Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.18%	-3.38%	6.03%	9.25%
US Fund Large Growth	American Century Growth Fund - Class A* Adviser: American Century Investment Management Inc Subadviser: N/A	1.17%	-31.61%	9.22%	12.09%
US Fund Mid-Cap Value	American Century Mid Cap Value Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	1.23%	-1.67%	6.42%	10.65%
US Fund Global Allocation	Delaware Ivy Asset Strategy Fund - Class Y (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited	1.12%	-13.42%	5.17%	4.54%
US Fund Large Growth	Delaware Ivy Large Cap Growth Fund - Class Y* Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	0.89%	-27.03%	11.59%	13.84%
US Fund Natural Resources	Delaware Ivy Natural Resources Fund - Class Y* (Closed to Contracts issued on or about 8/1/2012) Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.36%	17.76%	1.89%	0.28%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	-12.67%	1.06%	2.75%
US Fund Inflation-Protected Bond	PIMCO Real Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	1.07%	-12.22%	1.71%	0.64%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core- Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%
US Fund Intermediate Core- Plus Bond	PIMCO Total Return Fund - Class A Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.83%	-14.40%	-0.31%	0.75%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	-20.77%	10.56%	12.94%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-28-HV6777